Income Taxes - Schedule of Company’s Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Loss Before Income Taxes [Abstract]
United States loss before income taxes	$ 18,175,072	$ 7,639,148
China loss before income taxes	85,904	264,246
Total loss before income taxes	$ 18,260,976	$ 7,903,394